Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	MFS SERIES TRUST IV
Entity Central Index Key	0000063068
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	Dec. 29, 2021
MFS Mid Cap Growth Fund | A
Prospectus:
Trading Symbol	OTCAX
MFS Mid Cap Growth Fund | R4
Prospectus:
Trading Symbol	OTCJX
MFS Mid Cap Growth Fund | 529A
Prospectus:
Trading Symbol	EAMCX
MFS Mid Cap Growth Fund | 529B
Prospectus:
Trading Symbol	EBCGX
MFS Mid Cap Growth Fund | 529C
Prospectus:
Trading Symbol	ECGRX
MFS Mid Cap Growth Fund | B
Prospectus:
Trading Symbol	OTCBX
MFS Mid Cap Growth Fund | C
Prospectus:
Trading Symbol	OTCCX
MFS Mid Cap Growth Fund | I
Prospectus:
Trading Symbol	OTCIX
MFS Mid Cap Growth Fund | R1
Prospectus:
Trading Symbol	OTCGX
MFS Mid Cap Growth Fund | R2
Prospectus:
Trading Symbol	MCPRX
MFS Mid Cap Growth Fund | R3
Prospectus:
Trading Symbol	OTCHX
MFS Mid Cap Growth Fund | R6
Prospectus:
Trading Symbol	OTCKX